Pension and Savings Plans	12 Months Ended
Dec. 31, 2014
Pension and Savings Plans [Abstract]
Pension and Savings Plans
Pension and Savings Plans
One of the Company’s subsidiaries, Peabody Investments Corp. (PIC), sponsors a defined benefit pension plan covering certain U.S. salaried employees and eligible hourly employees at certain PIC subsidiaries (the Peabody Plan). A subsidiary of PIC also has a defined benefit pension plan covering eligible employees who are represented by the United Mine Workers of America (UMWA) under the Western Surface Agreement (the Western Plan). PIC also sponsors an unfunded supplemental retirement plan to provide senior management with benefits in excess of limits under the federal tax law (collectively, the Plans).
Effective May 31, 2008, the Peabody Plan was frozen in its entirety for both participation and benefit accrual purposes. The Company adopted an enhanced savings plan contribution structure in lieu of benefits formerly accrued under the Peabody Plan. In August 2014, the Company announced a program to offer voluntary lump-sum pension payout options to eligible former salaried employees in the Peabody Plan that, if accepted, would settle the Company’s obligation to them. The program provided participants with a one-time choice of electing to receive a lump-sum settlement of their pension benefit. As part of this voluntary lump-sum program, the Company settled $41.7 million of its pension obligations for U.S. salaried retirees and former salaried employees in the Peabody Plan with an equal amount paid from plan assets. As a result, the Company recorded a settlement charge of $8.7 million reflecting the accelerated recognition of unamortized actuarial losses in the Peabody Plan proportionate to the obligation that was settled. The settlement charge was reflected in “Restructuring and pension settlement charges” on the consolidated statement of operations with a corresponding reduction in “Accumulated other comprehensive loss” on the consolidated balance sheet.
Net periodic pension cost included the following components:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Service cost for benefits earned	$2.1	$2.2	$2.0
Interest cost on projected benefit obligation	45.4	42.2	46.7
Expected return on plan assets	(54.3)	(59.5)	(63.7)
Amortization of prior service cost	1.3	1.0	1.0
Amortization of net actuarial losses	30.2	65.7	48.6
Settlement charge	8.7	—	—
Total net periodic pension cost	$33.4	$51.6	$34.6

The following includes pre-tax amounts recorded in "Accumulated other comprehensive loss":

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Net actuarial loss (gain) arising during year	$79.2	$(133.8)	$67.6
Prior service cost arising during year	—	2.2	—
Amortization:
Net actuarial loss	(30.2)	(65.7)	(48.6)
Prior service cost	(1.3)	(1.0)	(1.0)
Settlement charge	(8.7)	—	—
Total recorded in other comprehensive loss (income)	$39.0	$(198.3)	$18.0

The Company amortizes actuarial gain and loss using a 5% corridor with a five-year amortization period. The estimated net actuarial loss and prior service cost that will be amortized from "Accumulated other comprehensive loss" into net periodic pension cost during the year ending December 31, 2015 are $39.6 million and $1.0 million, respectively.
The following summarizes the change in benefit obligation, change in plan assets and funded status of the Plans:

	December 31,
	2014	2013
	(Dollars in millions)
Change in benefit obligation:
Projected benefit obligation at beginning of period	$947.3	$1,058.6
Service cost	2.1	2.2
Interest cost	45.4	42.2
Benefits paid	(57.2)	(59.1)
Actuarial loss (gain) (1)	106.6	(98.8)
Plan amendments	—	2.2
Settlement	(41.7)	—
Projected benefit obligation at end of period	1,002.5	947.3
Change in plan assets:
Fair value of plan assets at beginning of period	851.4	813.7
Actual return on plan assets	81.7	94.5
Employer contributions	5.6	2.3
Benefits paid	(57.2)	(59.1)
Settlement	(41.7)	—
Fair value of plan assets at end of period	839.8	851.4
Funded status at end of year	$(162.7)	$(95.9)
Amounts recognized in the consolidated balance sheets:
Current obligation (included in "Accounts payable and accrued expenses")	$(1.7)	$(1.7)
Noncurrent obligation (included in "Other noncurrent liabilities")	(161.0)	(94.2)
Net amount recognized	$(162.7)	$(95.9)

(1) During 2014, the Company reviewed its demographic assumptions (such as mortality, retirements and terminations) in conjunction with the recently-issued mortality tables published by the Society of Actuaries, to select assumptions that are aligned with the Company’s experience. The updated demographic assumptions increased the December 31, 2014 benefit obligation by approximately $36 million. The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	December 31,
	2014	2013
Discount rate	4.15%	4.95%
Measurement date	December 31, 2014	December 31, 2013

The weighted-average assumptions used to determine net periodic benefit cost during each year were as follows:

	Year Ended December 31,
	2014	2013	2012
Discount rate	4.95%	4.10%	5.00%
Expected long-term return on plan assets	6.85%	7.75%	8.00%
Measurement date	December 31, 2013	December 31, 2012	December 31, 2011

The expected rate of return on plan assets is determined by taking into consideration expected long-term returns associated with each major asset class based on long-term historical ranges, inflation assumptions and the expected net value from active management of the assets based on actual results. Effective January 1, 2015, the Company lowered its expected rate of return on plan assets from 6.85% to 6.25%, reflecting the impact of the Company's asset allocation and capital market expectations.
The projected benefit obligation and the accumulated benefit obligation exceeded plan assets for all plans as of December 31, 2014 and 2013. The accumulated benefit obligation for all plans was $1,002.5 million and $947.3 million as of December 31, 2014 and 2013, respectively.
Assets of the Plans
Assets of the PIC Master Trust (the Master Trust) are invested in accordance with investment guidelines established by the Peabody Plan Retirement Committee and the Western Plan Retirement Committee (collectively, the Retirement Committees) after consultation with outside investment advisors and actuaries.
The asset allocation targets have been set with the expectation that the assets of the Master Trust will be managed with an appropriate level of risk to fund each Plan's expected liabilities. To determine the appropriate target asset allocations, the Retirement Committees consider the demographics of each Plan's participants, the funded status of each Plan, the business and financial profile of the Company and other associated risk preferences. These allocation targets are reviewed by the Retirement Committees on a regular basis and revised as necessary. In 2013, the Retirement Committees developed and implemented a dynamic asset-liability management investment strategy (the Dynamic Investment Strategy) designed to reduce each Plan's funded status volatility risk as funded status increases resulting from changes in liabilities due to discount rates and other factors, investment returns and funding contributions. The Dynamic Investment Strategy adjusts allocations between return-seeking (i.e., equities and other similar investments) and liability hedging (i.e., fixed income duration and spread exposure) portfolios in a pre-established manner, with changes triggered when the Plans reach certain funded status thresholds. The Company sold equity securities and invested in various fixed income investments throughout 2013 in accordance with its Dynamic Investment Strategy. As of December 31, 2014 and 2013, the Master Trust assets’ investment portfolio reflected the Company's target asset mix of 35% equity securities and 65% fixed income investments. Master Trust assets also include funds invested in various real estate properties representing approximately 4% of total Master Trust assets as of December 31, 2014 and 2013. The Retirement Committees' intention is to liquidate these real estate holdings when allowable per the terms of the limited partnership agreements. Generally, dissolution and liquidation of the limited partnerships is required before the Master Trust’s real estate holdings can be liquidated and is estimated to occur at various times through 2021.
Assets of the Master Trust are either under active management by third-party investment advisors or in index funds, all of which are selected and monitored by the Retirement Committees. Specific investment guidelines have been established by the Retirement Committees for each major asset class including performance benchmarks, allowable and prohibited investment types and concentration limits. In general, investment guidelines do not permit leveraging the assets held in the Master Trust. However, investment managers may employ various strategies and derivative instruments in establishing overall portfolio characteristics consistent with the guidelines and investment objectives established by the Retirement Committees for their portfolios. Equity investment guidelines do not permit entering into put or call options (except as deemed appropriate to manage currency risk), and futures contracts are permitted only to the extent necessary to facilitate liquidity management. Fixed income investment guidelines only allow for exchange-traded derivatives if the investment manager deems the derivative vehicle to be more attractive than a similar direct investment in an underlying cash market or to manage the duration of the fixed income portfolio.
A financial instrument’s level within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Following is a description of the valuation techniques and inputs used for investments measured at fair value, including the general classification of such investments pursuant to the valuation hierarchy.
U.S. equity securities. The Master Trust invests in U.S. equity securities for growth and diversification. Investment vehicles include a mutual fund (benchmarked against the performance of the S&P 500 Index) that invests in large-cap publicly traded common stocks  and a common/collective trust (benchmarked against the performance of the Russell 2000 Index) that invests in small-cap publicly traded common stocks. The mutual fund, which is traded on a national securities exchange in an active market, is valued using daily publicly quoted net asset value (NAV) prices and accordingly classified within Level 1 of the valuation hierarchy. The common/collective trust (CCT), which is not publicly traded on a national securities exchange, is valued using a NAV that is based on a derived price in an active market and accordingly classified within Level 2 of the valuation hierarchy. U.S. equity securities are not subject to liquidity redemption restrictions.
International equity securities. The Master Trust invests in international equity securities for growth and diversification. Investment vehicles include a CCT that invests in publicly traded non-U.S. equity securities (the Equity CCT) and another CCT (benchmarked against the performance of the MSCI Emerging Markets Index) that primarily invests in equity index securities of companies in global emerging markets (the Equity Index CCT), collectively, the CCTs. Equity and equity index securities within both CCTs are valued using the closing price reported by their primary stock exchange and translated at each valuation date from local currency into U.S. dollars based on independently published currency exchange rates. The NAV is determined in U.S. dollars and calculated as of the last business day of each month for the Equity CCT and daily for the Equity Index CCT. Both CCTs are classified within the Level 2 valuation hierarchy since NAV is based on a derived price in an active market and is not traded on a national securities exchange. Redemptions for both CCTs are at NAV. Equity CCT redemptions can only occur on the first business day of each month subject to a notification period and minimum withdrawal limits. Equity Index CCT redemptions can occur daily.
Debt securities. The Master Trust invests in debt securities for diversification, volatility reduction of equity securities and to provide a hedge to interest rate movements affecting liabilities. Investment vehicles include numerous U.S. government and agency securities, investment-grade corporate bonds, U.S. municipal bonds, non-U.S. government bonds and an institutional mutual fund that holds a diversified portfolio of long-duration corporate fixed income investments. Fair value for these securities is provided by a third-party pricing service that utilizes various inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads and benchmark securities as well as other relevant economic measures. If fair value is based on quoted prices in active markets and traded on a national securities exchange, debt securities are classified within the Level 1 valuation hierarchy; otherwise, debt securities are classified within the Level 2 valuation hierarchy. NAV for the institutional mutual fund is calculated daily in actively traded markets and is classified within the Level 2 valuation hierarchy since fair value inputs are derived prices in active markets and the fund is not traded on a national securities exchange. Debt securities are not subject to liquidity redemption restrictions.
Short-term investments. The Master Trust invests in short-term investments to manage liquidity resulting from payment of participant benefits and certain administrative fees. Investment vehicles primarily include a non-interest bearing cash fund with an earnings credit allowance feature; an institutional mutual fund that consists of a diversified portfolio of liquid, short-term instruments of varying maturities; and various exchange-traded derivative instruments consisting of futures and interest rate swap agreements used to manage the duration of certain liability-hedging investments. The non-interest bearing cash fund is classified within the Level 1 valuation hierarchy. The institutional mutual fund is classified within the Level 2 valuation hierarchy since fair value inputs are derived prices in active markets and the fund is not traded on a national securities exchange. Exchange traded derivatives, such as options and futures, for which market quotations are readily available, are valued at the last reported sale price or official closing price on the primary market or exchange on which they are traded and are classified within the Level 1 valuation hierarchy. Short-term investments are not subject to liquidity redemption restrictions.
Interests in real estate. The Master Trust invests in real estate interests for diversification. Investments in real estate represent interests in several limited partnerships, which invest in various real estate properties. Interests in real estate are valued using various methodologies, including independent third party appraisals; fair value measurements are not developed by the Company. For some investments, little market activity may exist and determination of fair value is then based on the best information available in the circumstances. This involves a significant degree of judgment by taking into consideration a combination of internal and external factors. Accordingly, interests in real estate are classified within the Level 3 valuation hierarchy. Some limited partnerships issue dividends to their investors in the form of cash distributions that the Plans invest elsewhere within the Master Trust. Certain interests in real estate are subject to liquidity redemption restrictions and voluntary redemptions are generally not permitted. Upon liquidation of the limited partnerships, redemptions will generally be in the form of cash distributions and invested elsewhere within the Master Trust.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following tables present the fair value of assets in the Master Trust by asset category and by fair value hierarchy:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
U.S. equity securities	$141.7	$48.6	$—	$190.3
International equity securities	—	69.8	—	69.8
U.S. debt securities	25.3	29.1	—	54.4
International debt securities	—	23.5	—	23.5
Corporate debt securities	—	447.8	—	447.8
Short-term investments	17.5	6.3	—	23.8
Interests in real estate	—	—	30.2	30.2
Total assets at fair value	$184.5	$625.1	$30.2	$839.8

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
U.S. equity securities	$141.8	$54.2	$—	$196.0
International equity securities	—	80.6	—	80.6
U.S. debt securities	30.6	30.7	—	61.3
International debt securities	—	21.9	—	21.9
Corporate debt securities	—	424.3	—	424.3
Short-term investments	23.9	13.5	—	37.4
Interests in real estate	—	—	29.9	29.9
Total assets at fair value	$196.3	$625.2	$29.9	$851.4

The table below sets forth a summary of changes in the fair value of the Master Trust’s Level 3 investments:

	Year Ended December 31,
	2014	2013
	(Dollars in millions)
Balance, beginning of year	$29.9	$27.8
Realized gains	0.2	0.7
Unrealized gains relating to investments still held at the reporting date	4.9	2.6
Purchases, sales and settlements, net	(4.8)	(1.2)
Balance, end of year	$30.2	$29.9

Contributions
Annual contributions to qualified plans are made in accordance with minimum funding standards and the Company's agreement with the Pension Benefit Guaranty Corporation (PBGC). Funding decisions also consider certain funded status thresholds defined by the Pension Protection Act of 2006 (generally 80%).  During the year ended December 31, 2014, the Company contributed $3.9 million and $1.7 million, respectively, to its qualified and non-qualified pension plans. As of December 31, 2014, the Company's qualified plans are expected to be at or above the Pension Protection Act thresholds and will therefore avoid benefit restrictions and at-risk penalties for 2015. On August 8, 2014, the Highway and Transportation Funding Act of 2014 (HATFA) was signed into law, which extends pension funding stabilization provisions that were part of the Moving Ahead for Progress in the 21st Century Act of 2012 (MAP-21) passed on July 6, 2012. Under HATFA, the pension funding stabilization provisions temporarily increased the interest rates used to determine pension liabilities for purposes of minimum funding requirements through 2017. Similar to MAP-21, HATFA is not expected to change the Company's total required cash contributions over the long term, but is expected to reduce the Company's required cash contributions through 2017 if current interest rate levels persist. Based upon revised minimum funding requirements in accordance with HATFA, the Company expects to contribute approximately $4.8 million to its pension plans to meet minimum funding requirements for its qualified plans and benefit payments for its non-qualified plans in 2015.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the Master Trust:

Pension Benefits
(Dollars in millions)
2015	$62.2
2016	63.0
2017	63.6
2018	64.2
2019	64.1
Years 2020-2024	327.7

Defined Contribution Plans
The Company sponsors employee retirement accounts under three 401(k) plans for eligible U.S. employees. The Company matches voluntary contributions to each plan up to specified levels. The expense for these plans was $44.7 million, $46.4 million and $51.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. A performance contribution feature in one of the plans allows for additional contributions from the Company based upon meeting specified Company performance targets. Performance contributions paid during the years ended December 31, 2014, 2013 and 2012 were $18.3 million, $16.5 million and $22.5 million, respectively.